INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Federal corporate tax rate	21.00%
Deferred tax assets operating loss carryforwards	$ 5,508,297	$ 5,396,883
Income tax paid	$ 1,250	$ 1,250